Debt and Credit Facilities	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt and Credit Facilities

Note 12 Debt and Credit Facilities

Our total debt outstanding consisted of the amounts set forth on the following table:

	December 31, 2013	December 31, 2012
Short-term borrowings	$81.6	$39.2
Current portion of long-term debt(1)	201.5	1.8

Total current debt	283.1	41.0
5.25% Senior Notes due April 2023	425.0	—
12% Senior Notes due February 2014(1)	—	153.4
Term Loan A Facility due October 2016, less unamortized lender fees of $8.4 in 2013 and $15.4 in 2012(1)(2)	634.8	843.9
7.875% Senior Notes due June 2017, less unamortized discount of $5.5 in 2012(3)	—	394.5
Term Loan B Facility due October 2018, less unamortized lender fees of $7.3 in 2013 and $10.7 in 2012, and unamortized discount of $10.8 in 2013 and $15.6 in 2012 (2)	681.6	771.6
8.125% Senior Notes due September 2019	750.0	750.0
6.50% Senior Notes due December 2020	424.1	425.0
8.375% Senior Notes due September 2021	750.0	750.0
6.875% Senior Notes due July 2033, less unamortized discount of $1.4 in 2013 and 2012	448.6	448.6
Other	2.3	3.8

Total long-term debt, less current portion	4,116.4	4,540.8

Total debt(4)	$4,399.5	$4,581.8

(1)	The 12% Senior Notes due February 2014 were included in current portion of long-term debt as of December 31, 2013 and subsequently repaid upon the maturity on February 14, 2014. In addition, we reclassified $50 million of Term Loan A installment payments to current portion of long term debt due to expected pre-payments of this debt in 2014.
(2)	In 2013, we prepaid a portion of our 2014 Term Loan A ($152 million) and Term Loan B ($105 million) installments.
(3)	During 2013, we purchased all of our outstanding $400 million 7.875% Senior Notes due 2017. See below for further discussion.
(4)	The weighted average interest rate on our outstanding debt was 6.2% as of December 31, 2013 and 6.4% as of December 31, 2012.

Senior Notes

2013 Activity

In March 2013, we issued $425 million of 5.25% senior notes and used substantially all of the proceeds to retire the 7.875% Senior Notes due June 2017. We repurchased the 7.875% Senior Notes at fair value. The aggregate repurchase price was $431 million, which included the principal amount of $400 million, a 6% premium of $23 million and accrued interest of $8 million. We recognized a total net pre-tax loss of $32 million, which included the premiums mentioned above.

The 5.25% Senior Notes due April 2023 and their related guarantees were offered only to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”), and to non-U.S. persons in transactions outside the U.S. under Regulation S of the Securities Act. These notes have not been registered under the Securities Act, and, unless so registered, may not be offered or sold in the U.S. absent registration or an applicable exemption form, or in a transaction not subject to, the registration requirements of the Securities Act and other applicable securities laws.

The 5.25% Senior Notes will mature on April 1, 2023 and interest is payable on April 1 and October 1 of each year, commencing October 1, 2013.

2012 Activity

In November 2012, we issued $425 million of 6.50% Senior Notes and used substantially all of the proceeds to retire the 5.625% Senior Notes due July 2013. We repurchased the 5.625% Senior Notes at fair value. The aggregate repurchase price was $421 million, which included the principal amount of $400 million, a 3% premium of $13 million and accrued interest of $8 million. As a result, we recognized a net pre-tax loss of $12 million, which included the premium mentioned above, less a gain of $1 million on the termination of a related interest rate swap. The loss on debt redemption is included on our consolidated statements of operations.

The 6.50% senior notes due 2020 and their related guarantees were offered only to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”), and to non-U.S. persons in transactions outside the U.S. under Regulation S of the Securities Act. These notes have not been registered under the Securities Act, and, unless so registered, may not be offered or sold in the U.S. absent registration or an applicable exemption form, or in a transaction not subject to, the registration requirements of the Securities Act and other applicable securities laws.

Credit Facility

2013 Activity

2013 Amended Credit Facility

In November 2013, we amended our senior secured credit facility (the “Amended Credit Facility”). The amendment refinanced the term loan B facilities with a $525 million term loan B dollar tranche and a €128 million term loan B euro tranche. In connection therewith, among other things, (i) the interest margin on each tranche was decreased by 0.75%, (ii) the minimum Eurocurrency rate under the term loan B facilities was reduced from 1.00% to 0.75%, and (iii) the Amended Credit Facility provides for a six-month “soft-call” prepayment protection on the applicable term loan B tranches, requiring us to pay an amount equal to 1% of the aggregate principal if the facility is pre-paid under certain circumstances. We prepaid $101 million and refinanced the remaining principal amount of $697 million of the euro and U.S. dollar denominated portions of the original Term Loan B at 100% of their face value. We recognized a $4 million pre-tax loss on debt redemption included in our results of operations for 2013, consisting of accelerated unamortized original issuance discount, unamortized fees, and fees associated with the transaction.

2012 Activity

2012 Amended Credit Facility

In connection with the sale of Diversey Japan (see Note 3, “Divestitures”), and the repayment of existing indebtedness of the Company and to provide for ongoing liquidity requirements, on November 14, 2012, we entered into an amended senior secured credit facility (the “2012 Amended Credit Facility”). The 2012 Amended Credit Facility consists of: (a) a multicurrency Term Loan A facility denominated in U.S. dollars, Canadian dollars, euros and Japanese yen, (“2012 Amended Term Loan A Facility”), (b) a multicurrency Term Loan B facility denominated in U.S. dollars and euros (“2012 Amended Term Loan B Facility”) and (c) a $700 million revolving credit facility available in U.S. dollars, Canadian dollars, euros, and Australian dollars (“2012 Amended Revolving Credit Facility”). Our obligations under the Amended Credit Facility have been guaranteed by certain of Sealed Air’s subsidiaries and secured by pledges of certain assets and the capital stock of certain subsidiaries.

The 2012 Amended Term Loan A Facility and the Amended Revolving Credit Facility each have a five-year term with final maturity in October 2016 and bear interest at either LIBOR or the base rate (or an equivalent rate in the relevant currency) plus 250 basis points (bps) per annum in the case of LIBOR loans and 150 bps per annum in the case of base rate loans, provided that the interest rates shall be decreased to 225 bps and 125 bps, respectively, upon achievement of a specified leverage ratio. The 2012 Amended Term Loan B Facility has a seven-year term with final maturity in October 2018. Prior to their amendment in November 2013, discussed above, the U.S. dollar-denominated tranche bears interest at either LIBOR or the base rate plus 300 bps per annum in the case of LIBOR loans and 200 bps per annum in the case of base rate loans, and the euro-denominated tranche bears interest at either EURIBOR or the base rate plus 350 bps per annum in the case of EURIBOR loans and 250 bps per annum in the case of base rate loans. LIBOR and EURIBOR were subject to a 1.0% floor under the 2012 Amended Term Loan B Facility.

In connection with the sale of Diversey Japan, we prepaid $90 million and refinanced the remaining principal amount of $80 million of Japanese yen denominated balances owned of the original Term Loan A. As a result, we accelerated $1 million of original unamortized lender fees included as a reduction of the pre-tax gain on the sale of Diversey Japan. We also carried forward $1 million of unamortized lender fees in the carrying amount of the debt instrument. Incremental lender fees and non-lender fees related to the transactions mentioned above were insignificant. These non-lender fees are included in other assets on our consolidated balance sheet. We prepaid $95 million of euro and U.S. dollar denominated portions of the original Term Loan A.

We prepaid $1.1 billion and refinanced the remaining principal amount of $801 million of the euro and U.S. dollar denominated portions of the original Term Loan B at 99.75% of the face value. As a result, we accelerated unamortized original issuance discounts of $9 million and unamortized lender fees of $7 million, which are included in loss on debt redemption on our consolidated statements of operations. We also recorded new original issuance discount and non-lender fees for a total of $2 million, which are included in the carrying amount of the debt instruments. In addition, we recorded $7 million of non-lender fees related to the transactions mentioned above. Those fees are included in loss on debt redemption on our consolidated statements of operations.

The amortization expense of the original issuance discount and lender and non-lender fees is calculated using the effective interest rate method over the lives of the respective debt instruments. Total amortization expense in 2012 related to the debt instruments above was $23 million and is included in interest expense on our consolidated statements of operations.

The Amended Credit Facility provides for customary events of default, including failure to pay principal or interest when due, failure to comply with covenants, materially false representation or warranty made by the Company, certain insolvency or receivership events and a change in control. For certain events of default, the commitments of the lenders will be automatically terminated, and all outstanding obligations under the Amended Credit Facility may be declared immediately due and payable.

The Amended Revolving Credit Facility may be used for working capital needs and general corporate purposes, including the payment of the amounts required upon effectiveness of the Settlement agreement (defined below in Note 18, “Commitments and Contingencies”). We used our Amended Revolving Facility for a short time period in connection with the sale of Diversey Japan. Interest paid for the year ended December 31, 2012 under the Amended Revolving Credit Facility was insignificant. There were no amounts outstanding under the Amended Revolving Credit Facility at December 31, 2013 and 2012.

2011 Activity

Original Credit Facility

In connection with the funding of the cash consideration for the acquisition and the repayment of existing indebtedness of Diversey and to provide for ongoing liquidity requirements, on October 3, 2011, we entered into a senior secured credit facility (the “Credit Facility”). The Credit Facility consisted of: (a) a multicurrency Term Loan A facility denominated in U.S. dollars, Canadian dollars, euros and Japanese yen, (“Term Loan A Facility”), (b) a multicurrency Term Loan B Facility and (c) a $700 million revolving facility available in U.S. dollars, Canadian dollars, euros and Australian dollars (“Revolving Credit Facility”). In connection with entering into the Credit Facility, we terminated our former global credit facility and European credit facility.

The amortization expense of the original issuance discount and lender and non-lender fees is calculated using the effective interest rate method over the lives of the respective debt instruments. Total amortization expense in 2011 related to the debt instruments above was $7 million and is included in interest expense on our consolidated statements of operations.

Lines of Credit

The following table summarizes our available lines of credit and committed and uncommitted lines of credit, including the Revolving Credit Facility discussed above, and the amounts available under our accounts receivable securitization programs. We are not subject to any material compensating balance requirements in connection with our lines of credit.

	December 31, 2013	December 31, 2012
Used lines of credit	$81.6	$39.2
Unused lines of credit(1)	1,015.0	989.5

Total available lines of credit	$1,096.6	$1,028.7

Available lines of credit — committed(1)	$721.9	$700.5
Available lines of credit — uncommitted	374.7	328.2

Total available lines of credit	$1,096.6	$1,028.7

Accounts receivable securitization programs — committed(2)	$209.0	$112.0

(1)	Includes a $700 million revolving senior secured credit facility that expires October 2016.
(2)	See Note 8, “Accounts Receivable Securitization Programs,” for further details.

Other Lines of Credit

Substantially all our short-term borrowings of $82 million at December 31, 2013 and $39 million at December 31, 2012 were outstanding under lines of credit available to several of our foreign subsidiaries. The following table details our other lines of credit.

	December 31, 2013	December 31, 2012
Available lines of credit	$396.6	$328.3
Unused lines of credit	315.0	289.0
Weighted average interest rate	12.3%	10.2%

Covenants

Each issue of our outstanding senior notes imposes limitations on our operations and those of specified subsidiaries. The Amended Credit Facility contains customary affirmative and negative covenants for credit facilities of this type, including limitations on our indebtedness, liens, investments, restricted payments, mergers and acquisitions, dispositions of assets, transactions with affiliates, amendment of documents and sale leasebacks, and a covenant specifying a maximum permitted ratio of Consolidated Net Debt to Consolidated EBITDA (as defined in the Credit Facility). We were in compliance with the above financial covenants and limitations at December 31, 2013 and 2012.

Debt Maturities

The following table summarizes the scheduled annual maturities for the next five years and thereafter of our long-term debt, including the current portion of long-term debt. This schedule excludes debt discounts, interest rate swaps and lender fees.

Year	Amount
2014	$201.5
2015	256.6
2016	391.6
2017	2.1
2018	694.9
Thereafter	2,800.0

Total	$4,346.7